UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10479
                                                     ---------
                         UBS Event & Equity Fund L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                    1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
              ---------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
              ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------
                      Date of fiscal year end: December 31
                                               -----------
                     Date of reporting period: June 30, 2006
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                         UBS EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)




                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

                         UBS EVENT & EQUITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006









                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital..........................1

Statement of Operations........................................................2

Statements of Changes in Members' Capital......................................3

Statement of Cash Flows........................................................4

Notes to Financial Statements..................................................5

Schedule of Portfolio Investments.............................................12

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)

----------------------------------------------------------------------------------------------

                                                                                JUNE 30, 2006

----------------------------------------------------------------------------------------------
ASSETS

Investments in Investment Funds, at value (cost $261,477,000)                   $ 346,857,050
Receivable from Investment Funds                                                   16,357,745
Cash and cash equivalents                                                          11,917,020
Interest receivable                                                                    25,047
Other assets                                                                            4,893
----------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                      375,161,755
----------------------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                                             41,311,375
   UBS Admin fee                                                                      390,452
   Administration fee                                                                 135,166
   Professional fees                                                                  118,507
   Other                                                                               75,691
----------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                  42,031,191
----------------------------------------------------------------------------------------------

NET ASSETS                                                                      $ 333,130,564
----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                       $ 247,750,514
Accumulated net unrealized appreciation on investments                             85,380,050
----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                $ 333,130,564
----------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)

----------------------------------------------------------------------------------------------

                                                 PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

----------------------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                                        $     143,301
----------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                               143,301
----------------------------------------------------------------------------------------------

EXPENSES

UBS Admin fee                                                                       2,254,669
Administration fee                                                                    191,402
Loan Interest                                                                         152,185
Professional fees                                                                     102,500
Other                                                                                  98,697
----------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                      2,799,453
----------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                (2,656,152)
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments                                                  4,215,730
Change in net unrealized appreciation/depreciation from investments                17,836,539
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                                  22,052,269
----------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                                  $  19,396,117
----------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

                                      PERIOD FROM JANUARY 1, 2006 JUNE 30, 2006 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2005
------------------------------------------------------------------------------------------------------------------------------

                                                                           UBS FUND
                                                                        ADVISOR, L.L.C.        MEMBERS              TOTAL
------------------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2005                                      $  1,180,263       $ 342,550,541       $ 343,730,804

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                            (256)         (5,152,779)         (5,153,035)
  Net realized gain from investments                                              148           2,936,549           2,936,697
  Change in net unrealized
         appreciation/depreciation from investments                               713          14,462,796          14,463,509
Incentive allocation                                                          629,913            (629,913)                  -
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                              630,518          11,616,653          12,247,171
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                              -          63,278,866          63,278,866
  Members' withdrawals                                                     (1,161,808)        (77,338,729)        (78,500,537)
  Syndication costs                                                                (4)            (76,883)            (76,887)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                         (1,161,812)        (14,136,746)        (15,298,558)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2005                                    $    648,969       $ 340,030,448       $ 340,679,417
------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                                            (196)         (2,655,956)         (2,656,152)
  Net realized gain from investments                                              248           4,215,482           4,215,730
  Change in net unrealized
         appreciation/depreciation from investments                             1,636          17,834,903          17,836,539
Incentive allocation                                                          110,346            (110,346)                  -
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                              112,034          19,284,083          19,396,117
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                                              -          15,003,193          15,003,193
  Members' withdrawals                                                       (629,913)        (41,311,375)        (41,941,288)
  Syndication costs                                                                 -              (6,875)             (6,875)
------------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                           (629,913)        (26,315,057)        (26,944,970)
------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2006                                        $    131,090       $ 332,999,474       $ 333,130,564
------------------------------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

-----------------------------------------------------------------------------------------------------------

                                                                 PERIOD FROM JANUARY 1, 2006 JUNE 30, 2006

-----------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                    $   19,396,117
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                                       (69,500,000)
Proceeds from disposition of investments                                                        32,715,730
Net realized gain from investments                                                              (4,215,730)
Change in net unrealized appreciation/depreciation from investments                            (17,836,539)
Changes in assets and liabilities:
    (Increase) decrease in assets:
      Advance subscription in investments                                                       30,000,000
      Receivable from investments                                                               60,814,559
      Interest receivable                                                                          (15,317)
      Other assets                                                                                  (3,901)
    Increase in payables:
      Credit Facility Payable                                                                  (24,800,000)
      UBS Admin fee                                                                                 (5,022)
      Professional fees                                                                              9,988
      Administration fee                                                                            65,889
      Other                                                                                         29,947
-----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                       26,655,721

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                            15,003,193
Members' withdrawals                                                                           (48,270,130)
Adviser withdrawals                                                                               (629,913)
Syndication costs                                                                                   (6,875)
-----------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                      (33,903,725)

Net increase in cash and cash equivalents                                                       (7,248,004)
Cash and cash equivalents--beginning of period                                                  19,165,024
-----------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                    $   11,917,020
-----------------------------------------------------------------------------------------------------------



The accompanying notes are an integral part of these financial statements.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

     1.   ORGANIZATION

          UBS Event & Equity Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 20, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns, primarily investing in securities and other instruments the market value of which is expected to be meaningfully affected by an anticipated event. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on October 1, 2001.

          The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's
          business.  The  Directors  have  engaged  UBS  Fund  Advisor,   L.L.C.
          ("UBSFA",  the  "Adviser"  and,  when  providing  services  under  the
          Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

          The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

          Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

          The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

     2.   SIGNIFICANT ACCOUNTING POLICIES

          A.   PORTFOLIO VALUATION

          Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          A.   PORTFOLIO VALUATION (CONTINUED)

          business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its portfolio. The Adviser and/or the Board will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

          Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

          B.   INCOME RECOGNITION

          Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

          C.   FUND COSTS

          The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Syndication costs are charged to capital as incurred.

          D.   INCOME TAXES

          No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

          E.   CASH AND CASH EQUIVALENTS

          Cash and cash equivalent consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

          F.   REPURCHASE AGREEMENTS

          From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2006, there were no open repurchase agreements.

          G.   USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.


     3.   RELATED PARTY TRANSACTIONS

          The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account described below. The UBS Admin Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's capital account, Adviser's capital account and the Special Advisory Account. A portion of the UBS Admin Fee will be paid by UBSFA to its affiliates.

          UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

     3.   RELATED PARTY TRANSACTIONS (CONTINUED)

          debited  against  the  contribution   amounts,  to  arrive  at  a  net
          subscription amount. The placement fee does not constitute assets of the Fund.

          The Adviser will be entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as net income in Members Capital derived from operations), if any, that would have been credited to the Member's capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the period from January 1, 2006 to June 30, 2006 and the year ended December 31, 2005 was $110,346 and $629,913 respectively, and has been recorded as an increase to the Special Advisory Account. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

          Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2006 to June 30, 2006 were $14,785.

     4.   ADMINISTRATION AND CUSTODIAN FEES

          PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

          PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by the PFPC Inc.

     5.   CREDIT FACILITY

          Effective July 1, 2005 the Fund, along with other UBS sponsored funds, entered into a $150,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is June 30, 2006. The committed facility also requires a fee to be paid by the Fund, on a pro rata basis,

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

     5.   CREDIT FACILITY (CONTINUED)

          based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. For the period January 1, 2006 to June 30, 2006 the Funds' average interest rate paid on borrowings were 6.20% per annum. Interest expense for the period was $152,185, all of which was paid during the period. The Fund had no borrowings outstanding at June 30, 2006.

     6.   SECURITIES TRANSACTIONS

          Aggregate purchases and proceeds from sales of Investment Funds for the period from January 1, 2006 to June 30, 2006, amounted to $69,500,000 and $32,715,730, respectively.

          The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

     7.   INVESTMENTS

          As of June 30, 2006, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2006.

               Investment Objective                Cost           Fair Value
               ------------------------            ----           ----------
                 Special Situations          $  105,950,410     $ 140,546,383
                 Long/Short Equity               70,853,011        93,988,635
                 Distressed Securities           63,695,820        84,494,408
                 Other                           20,977,759        27,827,624
                                             --------------     -------------
                      Total                  $  261,477,000     $ 346,857,050
                                             ==============     =============

          The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2.5% (per annum) of net assets and performance incentive fees or allocations of up to 30% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to three years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

     8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

          In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, equity swaps, distressed investing, merger arbitrage and convertible arbitrage. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

     9.   INDEMNIFICATION

          In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels that the likelihood of such an event is remote.

     10.  FINANCIAL HIGHLIGHTS

          The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                                     PERIOD FROM
                                                                                                                   OCTOBER 1, 2001
                                           PERIOD FROM                                                              (COMMENCEMENT OF
                                           JANUARY 1,                                                                 OPERATIONS)
                                          2006 TO JUNE                                                                  THROUGH
                                            30, 2006                       YEARS ENDED DECEMBER 31,                   DECEMBER 31,
                                            UNAUDITED       2005           2004            2003           2002           2001
                                            ---------       ----           ----            ----           ----           ----
            Ratio of net investment
            loss to average net
            assets ****                       (1.49)%*     (1.40)%        (1.46)%         (1.43)%        (1.57)%        (3.90)%*
            Ratio of total expenses
            to  average  net assets
            before incentive fee a,****        1.57%*       1.50%          1.49%           1.47%          1.67%          4.19%*
            Ratio of total expenses
            to  average  net assets
            after incentive fee a,****,*****   1.63%*       1.67%          1.90%           2.07%          1.68%          4.33%*
            Portfolio turnover rate            9.51%       27.45%          8.67%          31.46%         10.80%          0.00%
            Total return before
            incentive allocation**             4.18%        3.25%          7.99%          14.81%         (2.91)%        (0.10)%
            Total return after
            incentive allocation***            3.97%        3.09%          7.58%          14.07%         (2.91)%        (0.10)%
            Average debt ratio****             1.34%        0.04%             -             N/A             N/A           N/A
            Net  asset  value  at end
            of period                    $333,130,564   $340,679,417   $343,730,804     $204,903,288   $150,499,511   $62,629,473

             (a)  Ratio of total expenses to average net assets does not include the impact of expenses for incentivE allocations or incentive fees related to the underlying Investment Funds.
               *  Annualized.
              **  Total  return  assumes a purchase of an interest in the Fund at the  beginning  of the period and a sale of the
                  Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when  subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
                  An individual member's ratios and return may vary from the above based on incentive allocation,  if applicable, and the timing of capital transactions.
             ***  Total  return  assumes a purchase of an interest in the Fund at the  beginning  of the period and a sale of the
                  Fund  interest on the last day of the period noted,  after  Incentive  Allocation to the Adviser,  and does not reflect the deduction of placement  fees, if any,  incurred when  subscribing to the Fund.  Total returns for a period of less than a full year are not annualized.
            ****  The average net assets used in the above ratios are calculated by adding any withdrawals  payable  effective at the end of a period to the net assets for such period.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2006 TO JUNE 30, 2006

--------------------------------------------------------------------------------

     10.  FINANCIAL HIGHLIGHTS (CONTINUED)


           ***** Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members due to incentive allocation if applicable and timing of capital transactions.

     11.  SUBSEQUENT EVENT

          Effective July 1, 2006, the Fund, along with other UBS sponsored funds, renewed and increased its unsecured revolving line of credit with Harris Trust and Saving Bank to a $200,000,000 commitment. The expiration date of such credit agreement is July 31, 2007.

                                                 UBS EVENT & EQUITY FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2006

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------ -----------------------------------------
                                                                                                PERIOD FROM
                                                                                             JANUARY 1, 2006 TO
                                                          AT JUNE 30, 2006                     JUNE 30, 2006
                                         ------------------------------------------------- ----------------------
                                                                                               REALIZED AND
                                                                               % OF           UNREALIZED GAIN
                                                                              MEMBERS           (LOSS) FROM
INVESTMENT FUND                               COST           FAIR VALUE       CAPITAL            INVESTMENT          LIQUIDITY
------------------------------------------------------------------------------------------------------------------------------------
Amber Fund, LTD                            $ 17,500,000    $ 20,633,792        6.19%            $ 3,133,792          Quarterly
Aspen Partners, L.P. Series A                   427,000       4,280,435        1.28               1,694,899          Annually
Brookdale International Partners, L.P.       16,750,000      19,286,429        5.79               1,888,974          Quarterly
Canyon Value Realization Fund, L.P.          13,500,000      20,247,947        6.08               1,019,028          Annually
Cycladic Catalyst Fund, L.P.                 12,000,000      13,443,964        4.04                 521,881          Quarterly
Cycladic Catalyst Fund, LTD                   5,000,000       5,469,310        1.64                 210,775          Quarterly
Gracie Capital L.P.*                         11,000,000      16,242,518        4.88                 564,855          Annually
Harbinger Capital Partners I, L.P.           11,000,000      21,945,936        6.59               2,904,197          Quarterly
Highland Credit Strategies Fund, LTD         12,000,000      12,491,262        3.75                 491,262          Quarterly
Jana Partners Fund, L.P.                     15,000,000      15,894,402        4.77                 894,402          Quarterly
Jana Piranha Fund, L.P.                       6,000,000       6,134,017        1.84              134,017.00          Quarterly
LaGrange Capital Partners, L.P.              11,000,000      13,290,915        3.99                 872,626          Annually
Marathon Special Opportunity Fund, L.P.       5,000,000       5,362,022        1.61                 362,022          Quarterly
North Run Master, L.P.                       13,000,000      16,877,399        5.07               1,728,451          Quarterly
OZ Domestic Partners, L.P.                   17,500,000      27,310,282        8.20               2,368,390          Annually
Seneca Capital, L.P.                         14,000,000      22,421,309        6.73               1,609,996          Annually
Stadia Capital Partners (QP), L.P.           10,800,000      15,658,095        4.70                 364,194          Quarterly
Steel Partners Japan Strategic Fund, L.P.    10,000,000       9,870,587        2.96                (129,413)         Quarterly
Tala Partners II, L.P.                        9,000,000       9,331,326        2.80                 296,325         Semi-Annual
The Children's Investment Fund, L.P.         11,000,000      14,075,008        4.23               1,736,308          Annually
Trilogy Financial Partners, L.P.             15,000,000      20,829,887        6.25               2,096,589          Quarterly
Wesley Capital QP, L.P.                      15,000,000      19,531,389        5.86                 720,037          Quarterly
Whitney New Japan Partners, L.P.             10,000,000      16,228,819        4.87              (4,222,918)         Quarterly
Redeemed Investment Funds                            --              --          --                 791,580
                                           ------------    ------------      ------             -----------
TOTAL                                      $261,477,000    $346,857,050      104.12%            $22,052,269
                                           ============    ============      ======             ===========

    *Gracie Capital, L.P. incentive allocation is 20% of net profits earned, until a 30% return is achieved, then the incentive allocation becomes 30% of net profits earned.
   **Name officially changed as of January 1, 2006 previously known as Harbert Distressed Investment Fund, L.P.

Proxy Voting:
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 1-800-580-2329.


  The accompanying notes are an integral part of these financial statements.  12

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) George Rudman ceased to be a member of the portfolio management team as of April 8, 2006.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications  pursuant to  Rule 30a-2(a)  under  the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                       UBS Event & Equity Fund L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*          /s/ Douglas Lindgren
                                   ---------------------------------------------
                                   Douglas Lindgren, Principal Executive Officer
                                   (principal executive officer)

Date      September 6, 2006
     ---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Douglas Lindgren
                                   ---------------------------------------------
                                   Douglas Lindgren, Principal Executive Officer
                                   (principal executive officer)

Date      September 6, 2006
     ---------------------------------------------------------------------------

By (Signature and Title)*          /s/ C. Philip Tazza
                                   ---------------------------------------------
                                   C.  Philip   Tazza,   Principal   Accounting
                                   Officer (principal financial officer)

Date      September 6, 2006
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.